Dividend per ordinary share - Schedule of dividends to shareholders of the parent (Details) - EUR (€) € / shares in Units, € in Millions			1 Months Ended					6 Months Ended	12 Months Ended
	Apr. 24, 2026	Apr. 14, 2026	Apr. 30, 2026	Oct. 31, 2025	Aug. 31, 2025	May 31, 2025	Aug. 31, 2024	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Dividend Per Ordinary Share [Abstract]
Dividend per ordinary share paid (in EUR per share)	€ 0.736		€ 0.736		€ 0.350	€ 0.710	€ 0.350
Dividends per ordinary share (in EUR per share)		€ 1.086		€ 0.172				€ 0.400	€ 1.086	€ 1.060
Dividends paid			€ 2,116		€ 1,039	€ 2,152	€ 1,129
Dividends								€ 1,168	€ 3,155	€ 3,281
Dividend declared								€ 1,168